Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 29, 2018
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY<br /><br />Janus Henderson Global Allocation Fund – Moderate <br />
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Global Allocation Fund – Moderate seeks total return through growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 58 of the Fund’s Prospectus and in the “Purchases” section on page 60 of the Fund’s Statement of Additional Information. In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in other Janus Henderson mutual funds (“underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. The Fund may also have significant exposure to emerging markets.

The Fund invests in a diversified portfolio of underlying funds, resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. The target allocation and the allocation of the Fund’s assets among underlying funds are based on quantitative and qualitative analysis. Because it invests in other funds, the Fund is considered a “fund of funds.”

The Fund’s asset allocation is intended to diversify investments throughout the world among equity investments, fixed-income securities, cash equivalents, and alternative investments. The portfolio managers determine the overall composition of the Fund, oversee the investment process, and are responsible for the day-to-day management of the Fund. The portfolio managers continually monitor asset class allocations and rebalance the Fund’s investments in the underlying funds as needed. The portfolio managers also regularly review the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.

The Fund will normally allocate approximately 55% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies of varying market capitalizations and international companies (including those with exposure to emerging markets), approximately 35% of its investments to underlying bond funds and money market instruments, and approximately 10% of its investments to underlying funds that seek returns uncorrelated with the returns of stocks and bonds by providing exposure to alternative investments and alternative investment strategies. Refer to Appendix A in this Prospectus for a brief description of the investment strategies of each of the currently available underlying funds.

		When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Fund
Allocation Risk.  The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ allocation of assets among the underlying funds and other securities, using the optimization process (a process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds) and the judgment of the portfolio managers. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund focuses.

Affiliated Fund Risk.  Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some underlying affiliated mutual funds are generally higher than the fees paid by the Fund or other underlying affiliated mutual funds, which may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Fund and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds, without taking fees into consideration.

Main Risks Associated with the Underlying Funds and Securities
The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk.  Approximately 55% of the Fund’s assets are allocated to equity investments through investments in underlying funds. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  Certain underlying funds invest in companies that a portfolio manager believes have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk.  Approximately 35% of the Fund’s assets are allocated to fixed-income securities through investments in underlying funds. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Further, during periods of very low or negative interest rates, an underlying fund may not be able to maintain positive returns. An underlying fund may be subject to heightened interest rate risk because the Federal Reserve has ended its monetary stimulus program known as quantitative easing and interest rates are near historically low levels. The Federal Reserve raised the federal funds rate several times in recent periods and has signaled additional increases in the near future. To the extent the Federal Reserve continues to raise rates, there is a risk that the fixed-income markets will experience increased volatility and that the liquidity of certain underlying fund investments may be reduced. These developments could cause the underlying fund’s net asset value to fluctuate or make it more difficult for the underlying fund to accurately value its securities. These developments or others also could cause an underlying fund to face increased shareholder redemptions, which may lead to increased portfolio turnover and transaction costs, or could force the underlying fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the underlying fund and the Fund as well as the value of your investment. The amount of assets deemed illiquid remaining within the underlying fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the underlying fund and the Fund. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, extension risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Extension risk is the risk that borrowers may pay off their debt obligations more slowly in times of rising interest rates, which will lengthen the duration of the portfolio. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio manager would like or at the price the portfolio manager believes the security is currently worth.

Foreign Exposure Risk.  Certain underlying funds may have significant exposure to foreign markets, including emerging markets, as a result of their investments in foreign securities, which can be more volatile than the U.S. markets. As a result, an underlying fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. An underlying fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Sovereign Debt Risk.  An underlying fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce an underlying fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Mathematical Investment Process Risk.  The proprietary mathematical investment process used by Intech, the subadviser to certain underlying funds, may not achieve the desired results. There is a risk that Intech’s method of assessing stocks will not result in the expected volatility or correlation characteristics. In either case, an underlying fund may not outperform its respective benchmark index, and will likely underperform its benchmark index. On an occasional basis, Intech makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the holdings, might not provide the intended results, and may adversely impact the Fund’s performance.

Value Investing Risk.  Certain underlying funds invest in “value” stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Real Estate Securities Risk.  To the extent an underlying fund holds equity and/or debt securities of real estate-related companies, the Fund may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of real estate investment trusts (“REITs”), is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT.

Investment Process Risk.  The portfolio managers of the underlying Janus Henderson Adaptive Global Allocation Fund use certain proprietary models, including a proprietary options implied information model, to implement the underlying fund’s investment strategy. These models may not be successful in identifying how the underlying fund’s allocations and underlying security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets. As a result, there is a risk that the underlying fund may underperform its benchmark if these models do not correctly identify indicators of risk and reward between asset classes, sectors, and regions.

Alternative Investments Allocation Risk.  Approximately 10% of the Fund’s assets are allocated to alternative investments through investments in underlying funds that invest in alternative investment strategies. In connection with the Fund’s allocation to alternative investments, the Fund may invest in Janus Henderson Diversified Alternatives Fund, which seeks returns uncorrelated with the returns generated by investments in stocks and bonds. Janus Henderson Diversified Alternatives Fund’s ability to achieve its investment objective depends largely upon the successful evaluation of the risk, potential returns, and correlation properties with respect to its investments. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio manager’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.

Counterparty Risk.  Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Commodity-Linked Investments Risk.  Certain underlying funds may invest in derivatives that have exposure to the commodities markets. Such exposure may subject an underlying fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Derivatives Risk.  Certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Exchange-Traded Funds Risk.  Certain underlying funds may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When an underlying fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. An underlying fund is also subject to the risks associated with the securities in which the ETF invests.

Management Risk.  The underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the underlying funds may fail to produce the intended results. As a result, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.<br/><br/>The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 14.27% Worst Quarter: 4th Quarter 2008 – 11.62%
Year To Date Return Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the calendar quarter ended September 30, 2018 was 0.91%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s primary benchmark index is the MSCI All Country World IndexSM. The Fund also compares its performance to the Global Moderate Allocation Index. The indices are described below.
  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The Global Moderate Allocation Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Barclays Global Aggregate Bond Index (40%).
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 687
3 Years	rr_ExpenseExampleYear03	925
5 Years	rr_ExpenseExampleYear05	1,182
10 Years	rr_ExpenseExampleYear10	$ 1,914
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 687
3 Years	rr_ExpenseExampleNoRedemptionYear03	925
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,182
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,914
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.92%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	$ 2,243
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,243
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	$ 1,624
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	$ 1,317
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317
2008	rr_AnnualReturn2008	(25.28%)
2009	rr_AnnualReturn2009	30.34%
2010	rr_AnnualReturn2010	12.19%
2011	rr_AnnualReturn2011	(2.61%)
2012	rr_AnnualReturn2012	12.59%
2013	rr_AnnualReturn2013	15.22%
2014	rr_AnnualReturn2014	3.36%
2015	rr_AnnualReturn2015	(2.24%)
2016	rr_AnnualReturn2016	2.97%
2017	rr_AnnualReturn2017	16.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.62%)
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	9.35%
5 Years	rr_AverageAnnualReturnYear05	5.46%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.22%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Return Column Name	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | MSCI All Country World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index<sup>SM</sup>
1 Year	rr_AverageAnnualReturnYear01	23.97%
5 Years	rr_AverageAnnualReturnYear05	10.80%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005
Janus Henderson Global Allocation Fund - Moderate | Class A, C, S, I, T Shares | Global Moderate Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Moderate Allocation Index
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2005

[1]	“Acquired Fund” refers to any underlying fund in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; and extraordinary expenses) exceed 0.12% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	Calculated assuming maximum permitted sales loads.
[4]	The one year return is calculated to include the contingent deferred sales charge.